BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

May 29, 2020

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for Pacific Admiral VUL Flexible Premium Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6.  The enclosed relates to a variable life insurance policy, designated as Pacific Admiral VUL (“Admiral VUL”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Admiral VUL. The prospectus for Admiral VUL is based on, and is substantially similar to the Pacific Select VUL 2 Flexible Premium Variable Life Insurance Policy (“PS VUL 2”), File No. 333-231309. The Staff previously reviewed the Admiral VUL disclosure in connection with its review of the PS VUL 2 Initial Registration Statement filed May 9, 2019, Pre-Effective Amendment No. 1, filed July 31, 2019, and Pre-Effective Amendment No. 2, filed October 1, 2019.

By copy of this letter, we are sending an electronic copy of the Admiral VUL prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the PS VUL 2 prospectus and SAI. The prospectus disclosure included in Admiral VUL differs materially as follows:

1.              Reduced the number of available variable investment options and offering lower fee share classes.

2.              The following optional benefit riders are new:

a.              Alternate Loan 2 Rider (allows for loans specifically tied to Accumulated Value only in eligible Indexed Accounts — is called an Alternate Loan; loans under the base Policy are referred to as a Standard Loan; references that refer to both Alternate Loan Debt and Standard Loan Debt are referred to as Total Policy Debt); and

b.              Minimum Income Benefit Rider

3.              Will not offer the following riders for Admiral VUL (disclosure was removed):

a.              SVER Term Insurance Rider Corporate; and

b.              Benefit Distribution Rider.

4.              A new Indexed Fixed Option (1-Year High Cap Plus Indexed Account based on the 1-Year High Par Indexed Account offered by PS VUL 2).

5.              Addition of an Indexed Fixed Option Charge based on Accumulated Value allocated to the 1-Year High Cap Plus Indexed Account.

6.              Reduced Surrender Charge term from 15 years to 10 years.

7.              Modified some of the guaranteed elements offered by the Indexed Fixed Options (updated Indexed Fixed Options examples accordingly).

8.              Addition of a Surplus Premium Load for aggregate premium amounts made above a certain threshold.

9.              Additional Credit (non-guaranteed element) modified to be based on amount of Accumulated Value allocated to the Fixed Options, Variable investment Options, and/or the Indexed Fixed Options versus just total amount of Accumulated Value in the Policy.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/Brandon J. Cage

Brandon J. Cage